Document and Entity Information	12 Months Ended
Mar. 31, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	VODAFONE GROUP PUBLIC LTD CO
Entity Central Index Key	0000839923
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Type	20-F
Document Period End Date	Mar. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	27,230,375,568
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY